Summary of Significant Accounting Policies - Schedule of Balances and Amounts of VIEs and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)	Feb. 29, 2020 USD ($)
ASSETS
Total current assets	¥ 616,218		¥ 495,742		$ 88,148
Total non-current assets	421,398		436,312		60,280
TOTAL ASSETS	1,037,616		932,054		148,428
LIABILITIES
Total current liabilities	213,018		164,220		30,470
Total non-current liabilities	149,646		10,903		21,407
TOTAL LIABILITIES	362,664		175,123		51,877
Total revenue	389,049	$ 55,653	335,643	¥ 300,533
Operating income (loss)	(131,037)	(18,745)	1,132	61,592
Net income (loss)	(109,569)	(15,674)	(1,470)	41,844
Net cash provided by operating activities	82,195	11,757	53,147	95,963
Net cash used in investing activities	(98,746)	(14,125)	(187,217)	(170,447)
Net cash provided by financing activities	(26,417)	(3,779)	(561)	461,611
VIEs
ASSETS
Total current assets	108,009		149,274		15,451
Total non-current assets	302,448		272,277		43,265
TOTAL ASSETS	410,457		421,551		58,716
LIABILITIES
Total current liabilities	202,353		153,201		28,946
Total non-current liabilities	138,003		10,903		19,741
TOTAL LIABILITIES	340,356		164,104		$ 48,687
Total revenue	389,049	55,653	335,643	300,533
Operating income (loss)	(101,126)	(14,466)	24,929	79,863
Net income (loss)	(96,977)	(13,872)	25,834	63,489
Net cash provided by operating activities	54,778	7,834	119,185	88,619
Net cash used in investing activities	(29,206)	(4,178)	(151,373)	(11,812)
Net cash provided by financing activities	¥ 724	$ 104	¥ 3,897	¥ 3,550